Financial risk management (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Top five customers
Disclosure of major customers [line items]
Receivables	$ 14,451,384	$ 32,648,938
Percentage to total receivables	6.10%	15.60%
Top two customers
Disclosure of major customers [line items]
Receivables	$ 0	$ 1,749
Percentage to total receivables	0.00%	0.00%